RESERVES, Movements in Share-based Payments Reserve (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($) shares		Jun. 30, 2018 USD ($) shares $ / shares		Jun. 30, 2018 shares $ / shares	Jun. 30, 2017 USD ($) shares $ / shares
Movements in share-based payments reserve [Abstract]
Grant of lender options (in shares)	39,044,000		7,650,000			21,854,000
Share-based payments reserve, opening balance | $	$ 5,356		$ 2,810
Grant of underwriter options | $			248
Forfeiture/lapse of employee options/performance rights | $	0
Share based payments expense | $	1,504		2,298			$ 674
Share-based payments reserve, closing balance | $	$ 6,684		$ 5,356			2,810
Number of options issued (in shares)	461,251,181		454,386,181		454,386,181
Share-Based Payments Reserve [Member]
Movements in share-based payments reserve [Abstract]
Share-based payments reserve, opening balance | $	$ 5,356	[1]	$ 2,810	[1]		1,151
Grant of lender options | $	1,505					1,254
Grant of underwriter options | $			248
Conversion of employee performance rights | $	(1,465)
Forfeiture/lapse of employee options/performance rights | $	(212)
Exercise of employee options | $						(269)
Share based payments expense | $	1,500		2,298			674
Share-based payments reserve, closing balance | $	$ 6,684		$ 5,356	[1]		$ 2,810	[1]
Options [Member]
Movements in share-based payments reserve [Abstract]
Options, Opening balance (in shares)	11,944,000	[1]	7,694,000	[1]		4,400,000
Grant of employee options (in shares)	2,300,000					1,000,000
Grant of underwriter options (in shares)			6,000,000
Grant of lender options (in shares)	29,444,000					4,444,000
Exercise of employee options (in shares)			(500,000)			(2,150,000)
Forfeiture/lapse of employee options (in shares)	(1,500,000)		(1,250,000)
Options, Closing balance (in shares)	42,188,000		11,944,000	[1]		7,694,000	[1]
Rights [Member]
Movements in share-based payments reserve [Abstract]
Rights, Opening balance (in shares)	13,630,000	[1]	16,410,000	[1]		5,924,000
Grant of employee rights (in shares)	7,300,000		1,650,000			16,410,000
Conversion of employee performance rights (in shares)	(3,835,000)
Forfeiture/lapse of performance rights (in shares)	(700,000)		(4,430,000)
Forfeiture of employee rights (in shares)						(5,924,000)
Rights, Closing balance (in shares)	16,395,000		13,630,000	[1]		16,410,000	[1]
Placement Options [Member]
Movements in share-based payments reserve [Abstract]
Number of options issued (in shares)			7,494,000		7,494,000	7,494,000
Placement Options [Member] | Exercisable at $0.50 Expiring on or before July 31, 2018 [Member]
Movements in share-based payments reserve [Abstract]
Exercise price (in dollars per share) | (per share)			$ 0.50		$ 0.50
Options exercisable (in shares)			7,494,000		7,494,000
Placement Options [Member] | Exercisable at $0.45 Expiring on or before June 30, 2018 [Member]
Movements in share-based payments reserve [Abstract]
Exercise price (in dollars per share) | $ / shares						$ 0.45
Options exercisable (in shares)						1,500,000

[1]	At June 30, 2018, the Company also had on issue 7,494,000 (2017: 7,494,000) placement options exercisable at $0.50 each on or before July 31, 2018 and nil (2017: 1,500,000) placement options exercisable at $0.45 each on or before June 30, 2018 which are not considered share-based payments under IFRS 2 as they were issued as part of a share placement. Any value related to these placement options is included within contributed equity as part of the related placement value.